REVENUE	12 Months Ended
Dec. 31, 2017
REVENUE
REVENUE

5.REVENUE

The Group’s revenue streams are mainly composed of pipeline plus EPC services, BT, sales of solar modules, O&M services and income from the sale of electricity generated by IPP solar parks. The following table summarizes the categories of the Group’s revenue:

	Year ended December 31,
	2015	2016	2017
	Thousand USD	Thousand USD	Thousand USD
Related parties:
—EPC services solar energy system sales
Sales of permits	4,119	525	—

—Other sales
-O&M services	331	263	286
-Sales of solar modules	—	—	—

	331	263	286

Subtotal	4,450	788	286

Non-related parties
—Electricity sales income	35,479	53,658	53,614

—EPC services solar energy system sales
-Provision of Pipeline plus EPC services
Sales of permits	434	—	—
Provision of construction services	827	4,954	285
- BT	4,012	4,232	—

	5,273	9,186	285
—Other sales
-O&M services	1,835	2,290	2,548
-Sales of solar modules	118	3	—

	1,953	2,293	2,548

Subtotal	42,705	65,137	56,447

Total	47,155	65,925	56,733